12. FINANCIAL INSTRUMENTS (Details 15) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Carrying amount	R$ 32,712,311	R$ 33,348,568
Fixed Rate Notes [Member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	8,090,297	6,745,132
Fair value	8,345,471	7,595,765
Perpetual Bonds [Member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	4,036,186	3,880,074
Fair value	R$ 3,706,553	R$ 2,850,615